Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (Prospectus Summary) | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSIX
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (Prospectus Summary) | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | Retail Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSHX